Redeemable Preferred Stock (Tables)	12 Months Ended
Dec. 31, 2014
Temporary Equity Disclosure [Abstract]
Summary of Cumulative Dividends

See the table below for detail over the cumulative dividends.

Fair value per Series C share on November 13, 2014 (date of conversion)	$166,683,790
Cash proceeds received, net of issuance costs (1)	(64,341,539)
Cumulative dividend accretion at December 31, 2013	(12,672,925)
Dividend accretion during 2014	(7,014,643)
Additional loss to common shareholders upon conversion of Series C to common stock	$82,654,683
(1)	– Represents the cash proceeds received, net of issuance costs, by the company from Series C investors throughout the life of the security.